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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     MID CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     9/30/04


                                 [logo] Pioneer
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                                        1
 Portfolio Summary                                                            2
 Performance Update                                                           3
 Comparing Ongoing Fund Expenses                                              6
 Portfolio Management Discussion                                              8
 Schedule of Investments                                                     11
 Financial Statements                                                        18
 Notes to Financial Statements                                               24
 Report of Independent Registered Public Accounting Firm                     31
 Trustees, Officers and Service Providers                                    32
 Programs and Services for Pioneer Shareholders                              38
 Retirement Plans from Pioneer                                               40
 The Pioneer Family of Mutual Funds                                          42

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

 Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                                                         91.6%
Temporary Cash Investments                                                  5.8%
Depositary Receipts for International Stocks                                2.6%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATE

Information Technology                                                     28.5%
Consumer Discretionary                                                     18.3%
Health Care                                                                15.3%
Materials                                                                  10.1%
Financials                                                                  8.9%
Industrials                                                                 8.2%
Energy                                                                      6.1%
Consumer Staples                                                            3.6%
Telecommunication Services                                                  1.0%



 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

 1. IVAX Corp.                                                             4.04%
 2. Freeport-McMoRan Copper  & Gold, Inc. (Class B)                        3.84
 3. Providian Financial Corp.                                              3.50
 4. Sandisk Corp.                                                          2.90
 5. American Standard Companies, Inc.                                      2.80
 6. Transocean Offshore, Inc.                                              2.60
 7. Ball Corp.                                                             2.53
 8. Phelps Dodge Corp.                                                     2.42
 9. Lexar Media, Inc.                                                      2.30
10. Clorox Co.                                                             2.28

* This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                           CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      9/30/03
                          $13.69       $12.68

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 9/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

[The following data was represented as a mountain chart in the printed material]

                   Pioneer                   Russell Mid-Cap
              Mid Cap Growth Fund              Growth Index
              -------------------            ---------------
9/94                $ 9,425                      $10,000
                    $10,953                      $12,967
9/96                $11,896                      $15,085
                    $14,436                      $19,556
9/98                $12,141                      $17,722
                    $14,458                      $24,316
9/00                $21,677                      $38,995
                    $12,950                      $18,809
9/02                $10,764                      $15,893
                    $14,144                      $22,076
9/04                $15,270                      $25,093

Average Annual Total Returns
(As of September 30, 2004)
                Net Asset    Public Offering
Period            Value        Price (POP)
 10 Years         4.95%           4.32%
 5 Years          1.10           -0.09
 1 Year           7.97            1.78

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                           CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      9/30/03
                          $11.99       $11.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 9/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

[The following data was represented as a mountain chart in the printed material]

                    Pioneer                  Russell Mid-Cap
              Mid Cap Growth Fund              Growth Index
              -------------------            ---------------
2/96                $10,000                      $10,000
                    $10,765                      $10,812
                    $12,904                      $14,017
9/98                $10,728                      $12,702
                    $12,634                      $17,428
9/00                $18,763                      $27,949
                    $11,055                      $13,481
9/02                $ 9,049                      $11,391
                    $11,745                      $15,823
9/04                $12,528                      $17,984

Average Annual Total Returns
(As of September 30, 2004)
                         If             If
Period                  Held         Redeemed
 Life-of-Class
 (2/1/96)               2.88%          2.88%
 5 Years               -0.17          -0.31
 1 Year                 6.67           2.67

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                           CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      9/30/03
                          $12.39       $11.60

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 9/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

[The following data was represented as a mountain chart in the printed material]

                    Pioneer                  Russell Mid-Cap
              Mid Cap Growth Fund              Growth Index
              -------------------            ---------------
2/96                $10,000                      $10,000
                    $10,795                      $10,812
                    $13,069                      $14,017
9/98                $10,877                      $12,702
                    $12,848                      $17,428
9/00                $19,093                      $27,949
                    $11,252                      $13,481
9/02                $ 9,199                      $11,391
                    $11,909                      $15,823
9/04                $12,720                      $17,984

Average Annual Total Returns
(As of September 30, 2004)
                      If           If
Period               Held       Redeemed
 Life-of-Class
 (2/1/96)          3.06%        3.06%
 5 Years          -0.20        -0.20
 1 Year            6.81         5.81

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from April 1, 2004 through September 30, 2004

Actual Share Class                               A              B              C
----------------------------------------   ------------   ------------   ------------
 Beginning Account Value                   $1,000.00      $1,000.00      $1,000.00
 On 4/1/04
 Ending Account Value (after expenses)     $  934.40      $  928.70      $  928.78
 On 9/30/04
 Expenses Paid During Period*              $    4.33      $   10.59      $    9.79

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.20%, and 2.03%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2004 through September 30, 2004

Hypothetical Share Class                A              B              C
-------------------------------   ------------   ------------   ------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 4/1/04
 Ending Account Value             $1,020.50      $1,014.15      $1,015.25
 On 9/30/04
 Expenses Paid During Period*     $    4.53      $   11.06      $   10.23

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.20%, and 2.03%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund delivered positive returns over the most recent 12-month period but results failed to match the performance of the Fund's benchmark index the Russell Midcap Growth Index. Exposure to the volatile technology sector and a comparatively small commitment to the strong energy industry were key factors in the Fund's underperformance. In the following pages, Andrew Acheson and Christopher Galizio, who have managed the Fund since June, detail the year's results and describe the strategies they have adopted for the upcoming months.

Q:  Please tell us about conditions in the market over the last 12 months.

A: Stock prices rose sharply as the economic recovery gathered steam in the last quarter of 2003. Worries over a so-called jobless recovery then brought a pullback in the first part of this year. Renewed economic momentum encouraged investors for a time, but when the Federal Reserve Board indicated it would raise interest rates to head off inflation, stock prices once again declined. Finally came this summer's economic "soft patch," when business managers grew cautious and job data turned disappointing. Consumers curtailed spending as rising energy prices ate into their income, and their sense of job security waned. Consumer confidence indicators slumped late in the period.

Q:  How did the Fund perform against that background?

A: Pioneer Mid Cap Growth Fund's Class A, B and C shares had total returns of 7.97%, 6.67% and 6.81% respectively, at net asset value, for the 12 months ended September 30, 2004. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 13.68% for the same period. During the period the average return of the 505 funds in Lipper's Mid Cap Growth category was 10.42%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What strategies did the Fund pursue, and how did they affect results?


A: In broad terms, we turned over a portion of Fund holdings over the summer, with the goal of providing increased opportunity for performance through stock selection, Pioneer's core investment strength. We cut the number of Fund holdings, increasing weightings where we saw more potential and cutting where we were uncomfortable with possible risk. At the same time we brought sector exposures closer to those of the benchmark in many cases.

    For example, the Fund's sizeable weighting in technology caused performance to suffer early in the year. Beginning in June, we cut back on technology issues. In particular, we sold semiconductor and semiconductor capital equipment makers as that industry's business cycle seemed to turn down, a strategy that aided results.

    At the same time, soaring oil prices were driving up stocks in energy-related sectors. Our decision to significantly expand energy holdings also contributed positively. Transocean, the world's largest offshore driller, and Patterson-UTI, a well-managed land-based drilling company, saw earnings rise as higher oil prices spurred exploration efforts. The Fund was overweight in energy-related issues compared to the benchmark at period's end.

Q:  What other sectors and stocks aided or hurt results?


A: Results also benefited significantly from increased exposure to metals and mining stocks. Mining companies Phelps Dodge and Freeport McMoRan delivered strong performance as surging demand from China and elsewhere pushed up the price of copper. Inventories of copper are not keeping up with demand, suggesting that prices may continue to rise. Shares of Providian Financial, which issues credit cards under its own and other brands, rebounded, thanks to increasing investor confidence in its ability to manage its debt load.

    UT Starcom, whose telecommunications equipment is sold almost exclusively in China, was the Fund's worst performer for the period. Margins came under pressure when two large customers stepped up their demands for price reductions. The company hopes to counter this trend by broadening its geographic reach.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                           (continued)
--------------------------------------------------------------------------------

    Cypress Semiconductor's shares fell in the wake of two profit warnings in September, in contrast to more optimistic comments in June.


    After we took losses in Corinthian Colleges, Career Education Alternatives and Phoenix University, companies that offer on-line training programs and degrees, prices fell sharply lower. At issue were suspect accounting practices, financial aid issues and questionable enrollment data. Corinthian fell short of enrollment goals at its new physical campuses, and its advertising failed to deliver results as viewers focused on the Olympics and political campaigns.

Q: What is your outlook for the market and the economy, and how have you positioned the Fund?


A: With investor expectations running high early this year, stock prices reached levels that only continued rapid profit growth could sustain. Energy prices and interest rates have since boosted business costs, and the third quarter may be disappointing for corporate earnings overall. Stock prices have changed little over the course of this year, so that prices and earnings prospects now seem more rationally aligned. Continued moderate economic expansion may produce enough earnings growth for stocks to move higher next year. A firmer economic tone would also help to restore consumer confidence, a key factor because consumer outlays account for the bulk of U.S. economic activity. But if energy prices do not settle at lower levels, earnings and confidence may both be threatened. Given those possibilities, we are taking a middle-of-the-road stance in terms of risk sensitivity. Our goal is to position the Fund to participate in up markets and hold up well if the market heads down.

Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. These risks may increase share price volatility.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04
--------------------------------------------------------------------------------

   Shares                                                               Value
              COMMON STOCKS - 97.0%
              Energy - 5.9%
              Oil & Gas Drilling - 5.9%
  90,100      BJ Services, Co.                                   $  4,722,141
  85,600      ENSCO International, Inc.                             2,796,552
 587,000      Patterson Energy, Inc.                               11,194,090
 393,900      Transocean Offshore, Inc.*                           14,093,742
                                                                 ------------
              Total Energy                                       $ 32,806,525
                                                                 ------------
              Materials - 9.8%
              Commodity Chemicals - 0.7%
  95,000      Praxair, Inc.                                      $  4,060,300
                                                                 ------------
              Diversified Metals & Mining - 6.1%
 512,800      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 20,768,400
 142,300      Phelps Dodge Corp.                                   13,095,869
                                                                 ------------
                                                                 $ 33,864,269
                                                                 ------------
              Metal & Glass Containers - 2.4%
 366,100      Ball Corp.                                         $ 13,703,123
                                                                 ------------
              Specialty Chemicals - 0.6%
  69,000      Valspar Corp.                                      $  3,220,920
                                                                 ------------
              Total Materials                                    $ 54,848,612
                                                                 ------------
              Capital Goods - 6.0%
              Aerospace & Defense - 1.2%
 101,400      L-3 Communications Holdings, Inc.                  $  6,793,800
                                                                 ------------
              Industrial Conglomerates - 4.8%
 390,100      American Standard Companies, Inc.*                 $ 15,178,791
 141,400      ITT Industries, Inc.                                 11,310,586
                                                                 ------------
                                                                 $ 26,489,377
                                                                 ------------
              Total Capital Goods                                $ 33,283,177
                                                                 ------------
              Transportation - 2.0%
              Railroads - 2.0%
 228,950      Canadian National Railway Co.                      $ 11,104,075
                                                                 ------------
              Total Transportation                               $ 11,104,075
                                                                 ------------

 The accompanying notes are an integral part of these financial statements.   11

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
              Automobiles & Components - 0.7%
              Auto Parts & Equipment - 0.7%
  93,200      Borg-Warner Automotive, Inc.                       $  4,034,628
                                                                 ------------
              Total Automobiles & Components                     $  4,034,628
                                                                 ------------
              Consumer Durables & Apparel - 2.6%
              Apparel, Accessories & Luxury Goods - 1.6%
 401,900      TJX Companies, Inc.                                $  8,857,876
                                                                 ------------
              Leisure Products - 1.0%
 319,000      Mattel, Inc.                                       $  5,783,470
                                                                 ------------
              Total Consumer Durables & Apparel                  $ 14,641,346
                                                                 ------------
              Hotels, Restaurants & Leisure - 7.2%
              Casinos & Gaming - 3.0%
 305,400      GTECH Holdings Corp.                               $  7,732,728
 251,700      International Game Technology                         9,048,615
                                                                 ------------
                                                                 $ 16,781,343
                                                                 ------------
              Restaurants - 4.2%
 229,100      Brinker International, Inc.*                       $  7,136,465
 218,300      Starbucks Corp.*                                      9,923,918
 154,400      Yum! Brands, Inc.                                     6,277,904
                                                                 ------------
                                                                 $ 23,338,287
                                                                 ------------
              Total Hotels, Restaurants & Leisure                $ 40,119,630
                                                                 ------------
              Media - 1.0%
              Advertising - 1.0%
 100,400      Getty Images, Inc.*                                $  5,552,120
                                                                 ------------
              Total Media                                        $  5,552,120
                                                                 ------------
              Retailing - 6.3%
              Apparel Retail - 1.1%
  99,700      Jones Apparel Group, Inc.                          $  3,569,260
 117,200      Ross Stores, Inc.                                     2,747,168
                                                                 ------------
                                                                 $  6,316,428
                                                                 ------------
              Computer & Electronics Retail - 0.6%
 113,200      Radioshack Corp.                                   $  3,242,048
                                                                 ------------
              Department Stores - 1.1%
 170,200      J.C. Penney Co., Inc.                              $  6,004,656
                                                                 ------------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
              General Merchandise Stores - 0.5%
 102,100      Family Dollar Stores, Inc.                         $  2,766,910
                                                                 ------------
              Internet Retail - 0.5%
  98,750      Orbitz, Inc.*                                      $  2,686,000
                                                                 ------------
              Specialty Stores - 2.5%
  98,200      Bed Bath & Beyond, Inc.*                           $  3,644,202
 142,700      Claire's Stores, Inc.                                 3,573,208
 225,800      Staples, Inc.                                         6,733,356
                                                                 ------------
                                                                 $ 13,950,766
                                                                 ------------
              Total Retailing                                    $ 34,966,808
                                                                 ------------
              Food & Drug Retailing - 0.9%
              Food Distributors - 0.9%
  58,600      Amerisourcebergen Corp.                            $  3,147,406
  76,200      Supervalue, Inc.                                      2,099,310
                                                                 ------------
              Total Food & Drug Retailing                        $  5,246,716
                                                                 ------------
              Food, Beverage & Tobacco - 0.3%
              Distillers & Vintners - 0.3%
  38,000      Brown-Forman Corp. (Class B)                       $  1,740,400
                                                                 ------------
              Total Food, Beverage & Tobacco                     $  1,740,400
                                                                 ------------
              Household & Personal Products - 2.2%
              Household Products - 2.2%
 231,800      Clorox Co.                                         $ 12,354,940
                                                                 ------------
              Total Household & Personal Products                $ 12,354,940
                                                                 ------------
              Health Care Equipment & Services - 6.4%
              Health Care Distributors - 1.8%
 110,400      Allergan, Inc.                                     $  8,009,520
  79,400      Teva Pharmaceutical Industries, Ltd. (A.D.R.)         2,060,430
                                                                 ------------
                                                                 $ 10,069,950
                                                                 ------------
              Health Care Equipment - 0.8%
  45,100      Respironics, Inc.*                                 $  2,410,144
  58,000      Varian Medical Systems, Inc.*                         2,005,060
                                                                 ------------
                                                                 $  4,415,204
                                                                 ------------
              Health Care Facilities - 0.7%
 118,500      DaVita, Inc.*                                      $  3,691,275
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
               Health Care Services - 2.1%
   93,300      Apria Healthcare Group, Inc.*                     $  2,542,425
   61,000      Quest Diagnostics, Inc.                              5,381,420
   54,800      Express Scripts, Inc.*                               3,580,632
                                                                 ------------
                                                                 $ 11,504,477
                                                                 ------------
               Health Care Supplies - 0.4%
   53,000      Charles River Laboratories International, Inc.*   $  2,427,400
                                                                 ------------
               Managed Health Care - 0.6%
   66,800      Coventry Health Care, Inc.*                       $  3,565,116
                                                                 ------------
               Total Health Care Equipment & Services            $ 35,673,422
                                                                 ------------
               Pharmaceuticals & Biotechnology - 8.5%
               Biotechnology - 3.0%
   81,705      Biogen Idec, Inc.*                                $  4,997,895
   70,100      Chiron Corp.*                                        3,098,420
  591,900      Cubist Pharmaceuticals, Inc.*                        5,847,972
   70,400      Gilead Sciences, Inc.*                               2,631,552
                                                                 ------------
                                                                 $ 16,575,839
                                                                 ------------
               Pharmaceuticals - 5.5%
   76,200      Barr Laboratorie, Inc.*                           $  3,156,966
1,141,937      IVAX Corp.*                                         21,868,094
   75,000      Sepracor, Inc.*                                      3,658,500
   66,100      Watson Pharmaceuticals, Inc.*                        1,947,306
                                                                 ------------
                                                                 $ 30,630,866
                                                                 ------------
               Total Pharmaceuticals & Biotechnology             $ 47,206,705
                                                                 ------------
               Banks - 2.6%
               Diversified Banks - 1.1%
  145,400      Doral Financial Corp.                             $  6,029,738
                                                                 ------------
               Regional Banks - 0.7%
   93,200      North Fork Bancorporation, Inc.                   $  4,142,740
                                                                 ------------
               Thrifts & Mortgage Finance - 0.8%
  219,200      New York Community Bancorp, Inc. (b)              $  4,493,600
                                                                 ------------
               Total Banks                                       $ 14,666,078
                                                                 ------------
               Diversified Financials - 5.7%
               Asset Management & Custody Banks - 1.2%
  125,850      Legg Mason, Inc.                                  $  6,704,030
                                                                 ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
               Consumer Finance - 3.4%
1,218,900      Providian Financial Corp.*                        $ 18,941,706
                                                                 ------------
               Specialized Finance - 1.1%
 85,900        Moody's Corp.                                     $  6,292,175
                                                                 ------------
               Total Diversified Financials                      $ 31,937,911
                                                                 ------------
               Insurance - 0.3%
               Property & Casualty Insurance - 0.3%
 31,175        MBIA, Inc.                                        $  1,814,697
                                                                 ------------
               Total Insurance                                   $  1,814,697
                                                                 ------------
               Software & Services - 13.0%
               Application Software - 8.6%
192,600        Adobe Systems, Inc.                               $  9,527,922
 92,500        Autodesk, Inc.                                       4,498,275
111,393        Intuit, Inc.*                                        5,057,242
272,000        Macrovision Corp.*                                   6,549,760
144,800        Mercury Computer Systems, Inc.*                      3,898,016
175,200        Synopsys, Inc.*                                      2,773,416
222,600        VeriSign, Inc.*                                      4,425,288
641,850        Veritas Software Corp.*                             11,424,930
                                                                 ------------
                                                                 $ 48,154,849
                                                                 ------------
               Data Processing & Outsourced Services - 1.2%
117,900        Affiliated Computer Services, Inc.*               $  6,563,493
                                                                 ------------
               Home Entertainment Software - 1.6%
118,500        Electronic Arts, Inc.*                            $  5,449,815
101,632        Take-Two Interactive Software, Inc.*                 3,338,611
                                                                 ------------
                                                                 $  8,788,426
                                                                 ------------
               IT Consulting & Other Services - 1.6%
294,098        Cognizant Technology Solutions Corp.*             $  8,972,930
                                                                 ------------
               Total Software & Services                         $ 72,479,698
                                                                 ------------
               Technology Hardware & Equipment - 9.4%
               Networking Equipment - 1.3%
253,100        BEA Systems, Inc.*                                $  1,748,921
249,300        Network Appliance, Inc.*                             5,733,900
                                                                 ------------
                                                                 $  7,482,821
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
               Computer Storage & Peripherals - 6.1%
1,484,100      Lexar Media, Inc.* (b)                            $ 12,451,599
 67,000        Lexmark International Group, Inc.*                   5,628,670
540,000        Sandisk Corp.*                                      15,724,800
                                                                 ------------
                                                                 $ 33,805,069
                                                                 ------------
               Electronic Equipment & Instruments - 1.4%
118,400        Flextronics International, Ltd.*                  $  1,568,800
137,300        Waters Corp.*                                        6,054,930
                                                                 ------------
                                                                 $  7,623,730
                                                                 ------------
               Technology Distributors - 0.6%
 91,400        Tech Data Corp.*                                  $  3,523,470
                                                                 ------------
               Total Technology Hardware & Equipment             $ 52,435,090
                                                                 ------------
               Semiconductors - 5.2%
               Semiconductor Equipment - 1.6%
230,200        Brooks Automation, Inc.*                          $  3,257,330
107,100        KLA-Tencor Corp.*                                    4,442,508
 45,900        Novellus Systems, Inc.*                              1,220,481
                                                                 ------------
                                                                 $  8,920,319
                                                                 ------------
               Semiconductors - 3.6%
 79,400        Analog Devices, Inc.                              $  3,079,132
373,700        Intersil Holding Corp.                               5,953,041
232,100        Micron Technology, Inc.*                             2,792,163
520,300        Zoran Corp.*                                         8,179,116
                                                                 ------------
                                                                 $ 20,003,452
                                                                 ------------
               Total Semiconductors                              $ 28,923,771
                                                                 ------------
               Telecommunication Services - 1.0%
               Wireless Telecommunication Services - 1.0%
233,300        Nextel Communications, Inc.*                      $  5,561,871
                                                                 ------------
               Total Telecommunication Services                  $  5,561,871
                                                                 ------------
               TOTAL COMMON STOCKS
               (Cost $462,364,798)                               $541,398,220
                                                                 ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                              Value
                 TEMPORARY CASH INVESTMENTS - 5.9%
                 Repurchase Agreement - 3.3%
$18,600,000      UBS Warburg, Inc., 1.50%, dated 9/30/04,
                 repurchase price of $18,600,000 plus accrued
                 interest on 10/1/04 collateralized by
                 $17,169,000 U.S. Treasury Bond,
                 5.625%, 5/15/08                                 $ 18,600,000
                                                                 ------------
    Shares
                 Security Lending Collateral - 2.6%
 14,634,000      Securities Lending Investment Fund, 1.74%       $ 14,634,000
                                                                 ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $33,234,000)                              $ 33,234,000
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES - 102.9%
                 (Cost $495,598,798)(a)                          $574,632,220
                                                                 ------------
                 OTHER ASSETS AND LIABILITIES - (2.9)%           $(16,046,620)
                                                                 ------------
                 TOTAL NET ASSETS - 100.0%                       $558,585,600
                                                                 ============

*        Non-income producing security.
(A.D.R.) American Depositary Receipt

(a)      At September 30, 2004, the net unrealized gain on
         investments based on cost for federal income tax
         purposes of $497,770,281 was as follows:
         Aggregate gross unrealized gain for all
         investments in which there is an excess
         of value over tax cost                                   $94,912,795
         Aggregate gross unrealized loss for all
         investments in which there is an excess
         of tax cost over value                                   (18,050,856)
                                                                  -----------
         Net unrealized gain                                      $76,861,939
                                                                  ===========
 (b)     At September 30, 2004, the following securities were out on loan:

   Shares        Security                                        Market Value
 1,400,600       Lexar Media, Inc.*                               $11,751,034
 96,600          New York Community Bancorp, Inc.                   1,980,300
                                                                  -----------
                 Total                                            $13,731,334
                                                                  -----------

Purchases and sales of securities (excluding temporary cash investments) for the year endedSeptember 30, 2004 aggregated $574,430,269 and $620,682,387, respectively.


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (including securities
   loaned of $13,731,334) (cost $495,598,798)                 $574,632,220
  Cash                                                              58,918
  Receivables -
   Fund shares sold                                                 78,073
   Dividends, interest and foreign taxes withheld                   78,840
  Other                                                             15,735
                                                              -------------
     Total assets                                             $574,863,786
                                                              -------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                    $    985,998
   Upon return of securities loaned                             14,634,000
  Due to affiliates                                                586,700
  Accrued expenses                                                  71,292
                                                              -------------
     Total liabilities                                        $ 16,277,990
                                                              -------------
NET ASSETS:
  Paid-in capital                                             $572,093,364
  Accumulated net realized loss on investments and futures
   contracts                                                   (92,540,990)
  Net unrealized gain on investments                            79,033,422
                                                              -------------
     Total net assets                                         $558,585,796
                                                              =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $516,934,579/37,747,350 shares)           $      13.69
                                                              =============
  Class B (based on $29,246,700/2,440,275 shares)             $      11.99
                                                              =============
  Class C (based on $12,404,517/1,000,795 shares)             $      12.39
                                                              =============
MAXIMUM OFFERING PRICE:
  Class A ($13.69 [divided by] 94.25%)                        $      14.53
                                                              =============


18  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes witheld of $11,534)      $  2,601,409
  Interest                                                      195,566
  Income from securities loaned, net                                 36
                                                           ------------
     Total investment income                                                   $  2,797,011
                                                                               ------------
EXPENSES:
  Management fees
    Basic Fee                                              $  3,779,403
    Performance Adjustment                                   (1,197,281)
  Transfer agent fees and expenses
    Class A                                                   1,185,814
    Class B                                                     239,932
    Class C                                                      93,019
  Distribution fees
    Class A                                                   1,213,680
    Class B                                                     336,979
    Class C                                                     194,863
  Administrative reimbursements                                  69,595
  Custodian fees                                                 44,397
  Registration fees                                              75,702
  Professional fees                                              52,306
  Fees and expenses of nonaffiliated trustees                     7,842
  Miscellaneous                                                  12,131
                                                           ------------
     Total expenses                                                            $  6,108,382
                                                                               ------------
     Less fees paid indirectly                                                      (10,195)
                                                                               ------------
     Net expenses                                                              $  6,098,187
                                                                               ------------
       Net investment loss                                                     $ (3,301,176)
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                             $ 63,765,581
   Futures contracts                                            919,245        $ 64,684,826
                                                           ------------        ------------
  Change in net unrealized gain (loss) on:
   Investments                                             $(17,093,020)
   Futures contracts                                            847,229        $(16,245,791)
                                                           ------------        ------------
  Net gain on investments and futures contracts                                $ 48,439,035
                                                                               ------------
  Net increase in net assets resulting from operations                         $ 45,137,859
                                                                               ============


 The accompanying notes are an integral part of these financial statements.  19

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/04 and 9/30/03, respectively


                                                                   Year Ended          Year Ended
                                                                     9/30/04             9/30/03
FROM OPERATIONS:
Net investment loss                                              $   (3,301,176)     $   (2,687,209)
Net realized gain (loss) on investments and
  futures contracts                                                  64,684,826         (41,491,540)
Change in net unrealized gain (loss) on investments                 (16,245,791)        178,652,462
                                                                 --------------      --------------
   Net increase in net assets resulting from operations          $   45,137,859      $  134,473,713
                                                                 --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $   49,529,921      $  120,986,421
Cost of shares repurchased                                         (107,897,229)       (136,990,163)
                                                                 --------------      --------------
   Net decrease in net assets resulting from Fund
     share transactions                                          $  (58,367,308)     $  (16,003,742)
                                                                 --------------      --------------
   Net increase (decrease) in net assets                         $  (13,229,449)     $  118,469,971
                                                                 --------------      --------------
NET ASSETS:
Beginning of year                                                $  571,815,245      $  453,345,274
                                                                 --------------      --------------
End of year                                                      $  558,585,796      $  571,815,245
                                                                 ==============      ==============


                                  '04 Shares      '04 Amount         '03 Shares         '03 Amount
CLASS A
Shares sold                        2,276,275     $ 31,970,813         7,898,793        $ 84,222,738
Less shares repurchased           (5,718,483)     (79,526,709)      (10,724,595)       (112,836,129)
                                  ----------     ------------       -----------        ------------
   Net decrease                   (3,442,208)    $(47,555,896)       (2,825,802)       $(28,613,391)
                                  ==========     ============       ===========        ============
CLASS B
Shares sold                          882,761     $ 10,847,251         1,380,824        $ 14,042,945
Less shares repurchased           (1,235,544)     (15,123,819)       (1,008,122)         (9,967,891)
                                  ----------     ------------       -----------        ------------
   Net increase (decrease)          (352,783)    $ (4,276,568)          372,702        $  4,075,054
                                  ==========     ============       ===========        ============
CLASS C
Shares sold                          528,037     $  6,711,857         2,172,446        $ 22,720,738
Less shares repurchased           (1,092,632)     (13,246,701)       (1,473,667)        (14,186,143)
                                  ----------     ------------       -----------        ------------
   Net increase (decrease)          (564,595)    $ (6,534,844)          698,779        $  8,534,595
                                  ==========     ============       ===========        ============


 20  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended    Year Ended    Year Ended    Year Ended     Year Ended
CLASS A                                                      9/30/04       9/30/03       9/30/02       9/30/01        9/30/00
Net asset value, beginning of period                         $ 12.68       $  9.65      $  11.61      $  23.15      $    18.08
                                                             -------       -------      --------      --------      ----------
Increase (decrease) from investment operations:
  Net investment loss                                        $ (0.06)      $ (0.05)     $  (0.06)     $  (0.03)     $    (0.06)
  Net realized and unrealized gain (loss) on investments        1.07          3.08         (1.90)        (8.39)           8.22
                                                             -------       -------      --------      --------      ----------
    Net increase (decrease) from investment operations       $  1.01       $  3.03      $  (1.96)     $  (8.42)     $     8.16
Distributions to shareowners:
 Net realized gain                                                 -             -             -         (3.12)          (3.09)
                                                             -------       -------      --------      --------      ----------
Net increase (decrease) in net asset value                   $  1.01       $  3.03      $  (1.96)     $ (11.54)     $     5.07
                                                             -------       -------      --------      --------      ----------
Net asset value, end of period                               $ 13.69       $ 12.68      $   9.65      $  11.61      $    23.15
                                                             =======       =======      ========      ========      ==========
Total return*                                                   7.97%        31.40%       (16.88)%      (40.26)%         49.93%
Ratio of net expenses to average net assets+                    0.90%         0.97%         0.94%         0.87%           0.86%
Ratio of net investment loss to average net assets+            (0.44)%       (0.46)%       (0.45)%       (0.23)%         (0.30)%
Portfolio turnover rate                                           98%           52%           48%           65%             81%
Net assets, end of period (in thousands)                    $516,935      $522,269      $424,613      $569,070      $1,054,081
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.90%         0.96%         0.93%         0.85%           0.84%
  Net investment loss                                          (0.44)%       (0.45)%       (0.44)%       (0.21)%         (0.28)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                      9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                        $ 11.24      $  8.66      $  10.58     $  21.68     $ 17.24
                                                            -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
  Net investment loss                                       $ (0.24)     $ (0.16)     $  (0.25)    $  (0.22)    $ (0.26)
  Net realized and unrealized gain (loss) on investments       0.99         2.74         (1.67)       (7.76)       7.79
                                                            -------      -------      --------     --------     -------
    Net increase (decrease) from investment operations      $  0.75      $  2.58      $  (1.92)    $  (7.98)    $  7.53
Distributions to shareowners:
 Net realized gain                                                -            -             -        (3.12)      (3.09)
                                                            -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                  $  0.75      $  2.58      $  (1.92)    $ (11.10)    $  4.44
                                                            -------      -------      --------     --------     -------
Net asset value, end of period                              $ 11.99      $ 11.24      $   8.66     $  10.58     $ 21.68
                                                            =======      =======      ========     ========     =======
Total return*                                                  6.67%       29.79%       (18.15)%     (41.08)%     48.51%
Ratio of net expenses to average net assets+                   2.17%        2.30%         2.31%        2.01%       1.85%
Ratio of net investment loss to average net assets+           (1.71)%      (1.79)%       (1.83)%      (1.35)%     (1.28)%
Portfolio turnover rate                                          98%          52%           48%          65%         81%
Net assets, end of period (in thousands)                    $29,247      $31,392      $ 20,970     $ 30,143     $73,968
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 2.18%        2.29%         2.29%        1.99%       1.83%
  Net investment loss                                         (1.72)%      (1.78)%       (1.81)%      (1.33)%     (1.26)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                      9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                        $ 11.60      $  8.96      $  10.96     $  22.32     $ 17.66
                                                            -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.29)     $ (0.10)     $  (0.16)    $  (0.22)    $ (0.01)
 Net realized and unrealized gain (loss) on investments        1.08         2.74         (1.84)       (8.02)       7.76
                                                            -------      -------      --------     --------     -------
   Net increase (decrease) from investment operations       $  0.79      $  2.64      $  (2.00)    $  (8.24)    $  7.75
Distributions to shareowners:
 Net realized gain                                                -            -             -        (3.12)      (3.09)
                                                            -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                  $  0.79      $  2.64      $  (2.00)    $ (11.36)    $  4.66
                                                            -------      -------      --------     --------     -------
Net asset value, end of period                              $ 12.39      $ 11.60      $   8.96     $  10.96     $ 22.32
                                                            =======      =======      ========     ========     =======
Total return*                                                  6.81%       29.46%       (18.25)%     (41.07)%     48.61%
Ratio of net expenses to average net assets+                   1.95%        2.26%         2.56%        2.18%       1.88%
Ratio of net investment loss to average net assets+           (1.48)%      (1.75)%       (2.08)%      (1.53)%     (1.32)%
Portfolio turnover rate                                          98%          52%           48%          65%         81%
Net assets, end of period (in thousands)                    $12,405      $18,155      $  7,762     $  5,641     $11,414
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.95%        2.25%         2.50%        2.13%       1.86%
 Net investment loss                                          (1.48)%      (1.74)%       (2.02)%      (1.48)%     (1.30)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2004

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investment.

C.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                             (continued)
--------------------------------------------------------------------------------

    varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At September 30, 2004, there were no open futures contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the years ended September 30, 2004 and 2003.

    The following shows the components of accumulated losses on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $          -
  Capital loss carryforward                                         (90,369,507)
  Unrealized appreciation                                            76,861,939
                                                                   ------------
  Total                                                            $(13,507,568)


    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At September 30, 2004, the Fund reclassified $3,301,176 to decrease accumulated net investment loss and $3,301,176 to decrease paid-in capital to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the

Pioneer Mid Cap Growth Fund

    Fund and is designed to present the Fund's capital accounts on a tax basis.

    At September 30, 2004, the Fund had a net capital loss carryforward of $90,369,507, which will expire in 2011, if not utilized.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $70,202 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2004.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                             (continued)
--------------------------------------------------------------------------------

    Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The value of cash collateral at period end is disclosed on the Statement of Assets and Liabilities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment limited to a maximum of - 0.20% based on the Fund's investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling" and a "floor"). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Standard & Poor's (S&P) MidCap 400 Index effective May 1, 2003; however the S&P MidCap 400 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended September 30, 2004, the aggregate performance adjustment resulted in a reduction to the basic fee of $1,197,281. For the year ended September 30, 2004, the management fee was equivalent to a rate of 0.427% of average daily net assets.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2004, $197,029 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $260,148 in transfer agent fees payable to PIMSS at September 30, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $129,523 in distribution fees payable to PFD at September 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2004, CDSCs in the amount of $69,854 were paid to PFD.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                             (continued)
--------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2004, the Fund's expenses were reduced by $10,195 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended September 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Growth Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Growth Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Growth Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
November 10, 2004

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292).

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available at pioneerfunds.com and the SEC's website at http://www.sec.gov.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                   Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,  Since 1982.            Deputy Chairman and a Director of      Director of Harbor
                          Trustee and President   Serves until           Pioneer Global Asset Management        Global Company, Ltd.
                                                  retirement or removal  S.p.A. ("PGAM"); Non-Executive
                                                                         Chairman and a Director of Pioneer
                                                                         Investment Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer; Director of
                                                                         Pioneer Alternative Investment
                                                                         Management Limited (Dublin);
                                                                         President and a Director of Pioneer
                                                                         Alternative Investment Management
                                                                         (Bermuda) Limited and affiliated
                                                                         funds; President and Director of
                                                                         Pioneer Funds Distributor, Inc.
                                                                         ("PFD"); President of all of the
                                                                         Pioneer Funds; and Of Counsel
                                                                         (since 2000, partner prior to
                                                                         2000), Wilmer Cutler Pickering Hale
                                                                         and Dorr LLP (counsel to PIM-USA
                                                                         and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and             Since June, 2003.      President and Chief Executive          None
                          Executive Vice          Serves until           Officer, PIM-USA since May, 2003
                          President               retirement or removal  (Director since January, 2001);
                                                                         President and Director of Pioneer
                                                                         since May, 2003; Chairman and
                                                                         Director of Pioneer Investment
                                                                         Management Shareholder Services,
                                                                         Inc. ("PIMSS") since May, 2003;
                                                                         Executive Vice President of all of
                                                                         the Pioneer Funds since June, 2003;
                                                                         Executive Vice President and Chief
                                                                         Operating Officer of PIM-USA,
                                                                         November 2000 to May 2003;
                                                                         Executive Vice President, Chief
                                                                         Financial Officer and Treasurer,
                                                                         John Hancock Advisers, L.L.C.,
                                                                         Boston, MA, November 1999 to
                                                                         November 2000; Senior Vice
                                                                         President and Chief Financial
                                                                         Officer, John Hancock Advisers,
                                                                         L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation               Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years             Held by this Trustee
Mary K. Bush (56)         Trustee                 Since 1997.            President, Bush International      Director of Brady
3509 Woodbine Street,                             Serves until           (international financial           Corporation (industrial
Chevy Chase, MD 20815                             retirement or removal  advisory firm)                     identification and
                                                                                                            specialty coated
                                                                                                            material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Richard H. Egdahl,        Trustee                 Since 1992.            Alexander Graham Bell              None
M.D. (77)                                         Serves until           Professor of Health Care
Boston University                                 retirement or removal  Entrepreneurship, Boston
Healthcare                                                               University; Professor of
Entrepreneurship Program,                                                Management, Boston University
53 Bay State Road,                                                       School of Management;
Boston, MA 02215                                                         Professor of Public Health,
                                                                         Boston University School of
                                                                         Public Health; Professor of
                                                                         Surgery, Boston University
                                                                         School of Medicine; and
                                                                         University Professor, Boston
                                                                         University
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (57) Trustee                 Since 1990.            Founding Director, The             None
1001 Sherbrooke Street West,                      Serves until           Winthrop Group, Inc.
Montreal, Quebec, H3A 1G5                         retirement or removal  (consulting firm); Professor
Canada                                                                   of Management, Faculty of
                                                                         Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Marguerite A. Piret (56)  Trustee                 Since 1982.            President and Chief Executive      Director of New America
One Boston Place, 28th Floor,                     Serves until           Officer, Newbury, Piret &          High Income Fund, Inc.
Boston, MA 02108                                  retirement or removal  Company, Inc. (investment          (closed-end investment
                                                                         banking firm)                      company)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Trustee
Stephen K. West (76)      Trustee                 Since 1993.            Senior Counsel,                       Director, The Swiss
125 Broad Street,                                 Serves until           Sullivan & Cromwell (law firm)        Helvetia Fund, Inc.
New York, NY 10004                                retirement or removal                                        closed-end investment
                                                                                                               company) and
                                                                                                               AMVESCAP PLC
                                                                                                               (investment managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)        Trustee                 Since 1985.            President, John Winthrop & Co., Inc.  None
One North Adgers Wharf,                           Serves until           (private investment firm)
Charleston, SC 29401                              retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Dorothy E. Bourassa (56)  Secretary               Serves at the          Secretary of PIM-USA; Senior Vice     None
                                                  discretion of board.   President-Legal of Pioneer; and
                                                                         Secretary/Clerk of most of
                                                                         PIM-USA's subsidiaries since
                                                                         October 2000; Secretary of all of
                                                                         the Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September 2003);
                                                                         and Senior Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from April
                                                                         1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley (39)Assistant Secretary     Since September,       Assistant Vice President and Senior   None
                                                  2003.                  Counsel of Pioneer since July 2002;
                                                  Serves at the          Vice President and Senior Counsel
                                                  discretion of board.   of BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor, Inc.
                                                                         (July 2000 to April 2001; Vice
                                                                         President and Associate General
                                                                         Counsel from July 1996 to July
                                                                         2000); Assistant Secretary of all
                                                                         of the Pioneer Funds since
                                                                         September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUST OFFICERS (continued)
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Trustee
David C. Phelan (47)      Assistant Secretary     Since September,       Partner, Wilmer Cutler Pickering      None
                                                  2003.                  Hale and Dorr LLP; Assistant
                                                  Serves at the          Secretary of all of Pioneer Funds
                                                  discretion of board.   since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)         Treasurer               Since November,        Vice President-Fund Accounting,       None
                                                  2000.                  Administration and Custody Services
                                                  Serves at the          of Pioneer (Manager from September
                                                  discretion of board.   1996 to February 1999); and
                                                                         Treasurer of all of the Pioneer
                                                                         Funds (Assistant Treasurer from
                                                                         June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Mark E. Bradley (45)      Assistant Treasurer     Since November         Deputy Treasurer of Pioneer since     None
                                                  2004.                  2004; Treasurer and Senior Vice
                                                  Serves at the          President, CDC IXIS Asset
                                                  discretion of the      Management Services from 2002 to
                                                  Board                  2003; Assistant Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to 2002; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (39)     Assistant Treasurer     Since November,        Assistant Vice President-Fund         None
                                                  2000.                  Accounting, Administration and
                                                  Serves at the          Custody Services of Pioneer (Fund
                                                  discretion of board.   Accounting Manager from 1994 to
                                                                         1999); and Assistant Treasurer of
                                                                         all of the Pioneer Funds since
                                                                         November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)        Assistant Treasurer     Since May, 2002.       Fund Accounting Manager-Fund          None
                                                  Serves at the          Accounting, Administration and
                                                  discretion of board.   Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUST OFFICERS (continued)
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Trustee
Katherine                 Assistant Treasurer     Since September,       Fund Administration Manager-Fund      None
Kim Sullivan (30)                                 2003.                  Accounting, Administration and
                                                  Serves at the          Custody Services since June 2003;
                                                  discretion of board.   Assistant Vice President-Mutual
                                                                         Fund Operations of State Street
                                                                         Corporation from June 2002 to June
                                                                         2003 (formerly Deutsche Bank Asset
                                                                         Management); Pioneer Fund
                                                                         Accounting, Administration and
                                                                         Custody Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Fund Accounting Supervisor
                                                                         from 1997 to July 1999); Assistant
                                                                         Treasurer of all of the Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Martin J. Wolin (37)      Chief Compliance        Since October 2004.    Chief Compliance Officer of Pioneer   None
                          Officer                 Serves at the          (Director of Compliance and Senior
                                                  discretion of the      Counsel from November 2000 to
                                                  Board                  September 2004); Vice President and
                                                                         Associate General Counsel of UAM
                                                                         Fund Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November 2000; and
                                                                         Chief Compliance Officer of all of
                                                                         the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Equity Income Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
    Growth Fund
  Pioneer Oak Ridge Small Cap
    Growth Fund
  Pioneer Papp America-Pacific
    Rim Fund
  Pioneer Papp Small and Mid Cap
    Growth Fund
  Pioneer Papp Stock Fund
  Pioneer Papp Strategic
    Growth Fund
  Pioneer Real Estate Shares
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Pioneer Ibbotson Moderate
    Allocation Fund
  Pioneer Ibbotson Growth
    Allocation Fund
  Pioneer Ibbotson Aggressive
    Allocation Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Fund
  Pioneer Europe Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund

  Money Market
  Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our website:                                          www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $26,300 in 2004 and approximately
$24,000 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
September 30, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,600 in 2003.
Additionally, there were fees for tax compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
September 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $31,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended September 30, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.